Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Value Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.92%
Communication Services — 8.81%
Comcast Class A	467,248	$25,282,789
Verizon Communications	373,200	21,701,580
Walt Disney †	141,284	26,069,724
		73,054,093
Consumer Discretionary — 6.03%
Dollar Tree †	226,500	25,925,190
Lowe's	126,500	24,057,770
		49,982,960
Consumer Staples — 8.61%
Archer-Daniels-Midland	443,500	25,279,500
Conagra Brands	612,204	23,018,871
Mondelez International Class A	394,800	23,107,644
		71,406,015
Energy — 2.97%
ConocoPhillips	464,852	24,623,211
		24,623,211
Financials — 15.50%
American International Group	571,800	26,422,878
Discover Financial Services	258,500	24,554,915
MetLife	409,586	24,898,733
Truist Financial	468,300	27,311,256
US Bancorp	458,900	25,381,759
		128,569,541
Healthcare — 17.75%
Cardinal Health	446,700	27,137,025
Cigna	111,651	26,990,513
CVS Health	348,200	26,195,086
Johnson & Johnson	148,800	24,455,280
Merck & Co.	274,700	21,176,623
Viatris †	1,520,112	21,235,964
		147,190,491
Industrials — 12.46%
Caterpillar	118,284	27,426,511
Honeywell International	110,673	24,023,788
Northrop Grumman	77,500	25,082,100
Raytheon Technologies	346,574	26,779,773
		103,312,172
Information Technology — 18.09%
Broadcom	55,400	25,686,764
Cisco Systems	516,000	26,682,360
Cognizant Technology Solutions Class A	299,522	23,398,658
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Fidelity National Information Services	171,134	$24,063,152
Motorola Solutions	134,400	25,273,920
Oracle	354,900	24,903,333
		150,008,187
Materials — 2.91%
DuPont de Nemours	311,983	24,110,046
		24,110,046
Real Estate — 3.06%
Equity Residential	354,800	25,414,324
		25,414,324
Utilities — 2.73%
Edison International	386,900	22,672,340
		22,672,340
Total Common Stock (cost $512,577,468)		820,343,380

Short-Term Investments — 0.97%
Money Market Mutual Funds — 0.97%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	2,007,931	2,007,931
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,007,930	2,007,930
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,007,930	2,007,930

NQ-VIP-872 [3/21] 5/21 (1642414)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Value Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,007,930	$2,007,930
Total Short-Term Investments (cost $8,031,721)		8,031,721

Total Value of Securities—99.89% (cost $520,609,189)		828,375,101
Receivables and Other Assets Net of Liabilities—0.11%		927,409
Net Assets Applicable to 26,463,936 Shares Outstanding—100.00%		$829,302,510
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-VIP-872 [3/21] 5/21 (1642414)